Derivative and Hedge Accounting (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Derivatives [Abstract]
Summary of Fair Value of Derivatives

The following table summarizes the fair value of derivatives as at December 31, 2018 and 2017:

	Year ended December 31, 2018		Year ended December 31, 2017
In thousands of U.S. Dollars	Assets	Liabilities	Assets	Liabilities
Derivatives held for hedging

Derivatives designated in cash flow hedges
Cross currency interest rate swaps	41,117	1,096	—	111,762
Interest rate swap	—	4,972	—	—
Total derivatives designated in cash flow hedges	41,117	6,068	—	111,762

Derivatives designated in net investment hedges
Cross currency interest rate swaps	1,866	—	—	—
Total derivatives designated in net investment hedge	1,866	—	—	—

Total derivatives held for hedging	42,983	6,068	—	111,762

Derivatives held for risk management not designated in hedges
Forward contracts	—	208	2,037	—
Unsettled bets *	—	16,285	—	779
Embedded derivative	11,600	—	—	—
Total derivatives held for risk management not designated in hedges	11,600	16,493	2,037	779

* The unsettled bets liability is recorded in accounts payable and other liabilities on the consolidated statement of financial position as at December 31, 2017 and is recorded in derivatives on the consolidated statement of financial position as at December 31, 2018.

Summary of Effects of Cash flow Hedges and Net Investment Hedges

The following tables presents the effects of cash flow hedges and net investment hedges on the Corporation’s financial position and performance.

	Change in value of hedged items for ineffectiveness measurement	Change in fair value of hedging instruments for ineffectiveness measurement	Hedge ineffectiveness gain (loss) *	Hedging gains (losses) recognized in other comprehensive income	Amount reclassified from accumulated other comprehensive income (loss) to earnings **	Net change in other comprehensive income (loss)
Cash flow hedges
Interest rate risk
Floating rate debt	(4,972)	4,972	—	(4,972)	—	(4,972)
Interest rate risk and foreign exchange risk
Floating rate, foreign currency debt and other	105,592	(90,683)	14,909	46,173	(45,271)	902
	100,620	(85,711)	14,909	41,201	(45,271)	(4,070)

Net investment hedges	(104,029)	104,029	—	(104,029)	—	(104,029)

* Hedge ineffectiveness is recorded within net financing charges on the consolidated statements of (loss) earnings.

** For cash flow hedges that address interest rate risk and/or foreign currency exchange risk, the amount reclassified from accumulated other comprehensive income (loss) to earnings is recorded within interest expense included in net financing charges or foreign exchange (gain) loss included in general and administrative expenses on the consolidated statements of (loss) earnings.

Summary of Reconciliation of Accumulated Other Comprehensive Income

Reconciliation of accumulated other comprehensive income (loss):

	Accumulated other comprehensive income (loss), beginning of year	Net changes in other comprehensive income (loss)	Accumulated other comprehensive income (loss), end of year	Accumulated other comprehensive income (loss) on designated hedges	Accumulated other comprehensive income (loss) on de-designated hedges
Cash flow hedges *
Interest rate risk
Floating rate debt	—	(4,972)	(4,972)	(4,972)	—
Interest rate risk and foreign exchange risk
Floating rate, foreign currency debt and other	(33,983)	902	(33,081)	(21,507)	(11,574)
	(33,983)	(4,070)	(38,053)	(26,479)	(11,574)

Net investment hedges **	86,430	(104,029)	(17,599)	(66,749)	49,150

* Net changes in other comprehensive income (loss) is recorded through the cash flow hedging reserve. See note 25.

** Net changes in other comprehensive income (loss) is recorded through the cumulative translation reserve. See note 25.